Schedule of Investments (unaudited)	iShares® USD Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.1%
BANK, Series 2017-BNK7, Class A5, 3.44%, 09/15/60 (Call 09/15/27)	$40	$43,215
Commission Mortgage Trust, 2.87%, 08/15/57 (Call 05/15/29)	50	52,699
GS Mortgage Securities Trust, 2.91%, 02/13/53 (Call 12/13/29)	75	79,253
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A4, 3.72%, 07/15/50 (Call 06/15/25)	25	26,650
Wells Fargo Commercial Mortgage Trust, 3.79%, 12/15/49 (Call 11/15/26)	10	10,905
		212,722
Total Collaterized Mortgage Obligations — 1.1%
(Cost: $213,735)		212,722

Corporate Bonds & Notes
Advertising — 0.2%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(a)	3	3,069
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26 (Call 01/15/26)	37	39,636
		42,705
Aerospace & Defense — 1.9%
Boeing Co. (The)
2.20%, 02/04/26 (Call 02/04/23)	40	39,918
4.88%, 05/01/25 (Call 04/01/25)	35	38,360
5.04%, 05/01/27 (Call 03/01/27)	45	50,667
5.15%, 05/01/30 (Call 02/01/30)	10	11,600
5.93%, 05/01/60 (Call 11/01/59)	5	6,911
Bombardier Inc., 7.88%, 04/15/27 (Call 04/15/22)(a)	5	5,145
General Dynamics Corp., 3.25%, 04/01/25 (Call 03/01/25)	15	15,904
L3Harris Technologies Inc., 4.40%, 06/15/28 (Call 03/15/28)	45	50,868
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	20	20,893
3.25%, 01/15/28 (Call 10/15/27)	45	48,013
Raytheon Technologies Corp.
4.13%, 11/16/28 (Call 08/16/28)	55	61,809
4.88%, 10/15/40	5	6,318
Spirit AeroSystems Inc., 7.50%, 04/15/25 (Call 04/15/22)(a)	5	5,231
Teledyne Technologies Inc., 2.25%, 04/01/28 (Call 02/01/28)	15	15,108
TransDigm Inc., 6.25%, 03/15/26 (Call 03/15/22)(a)	5	5,188
		381,933
Agriculture — 0.9%
Altria Group Inc.
3.40%, 05/06/30 (Call 02/06/30)	45	46,506
5.80%, 02/14/39 (Call 08/14/38)	15	18,111
BAT Capital Corp.
3.56%, 08/15/27 (Call 05/15/27)	80	83,718
4.91%, 04/02/30 (Call 01/02/30)	20	22,553
Philip Morris International Inc., 6.38%, 05/16/38	5	7,044
Reynolds American Inc., 5.85%, 08/15/45 (Call 02/15/45)	5	6,072
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(a)	5	4,756
		188,760
Airlines — 0.1%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(a)	5	4,959
American Airlines Group Inc., 3.75%, 03/01/25(a)	3	2,670
American Airlines Inc., 11.75%, 07/15/25(a)	3	3,637
Delta Air Lines Inc., 7.38%, 01/15/26 (Call 12/15/25)	5	5,785
		17,051

Security	Par (000)	Value

Apparel — 0.1%
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)	$15	$15,476

Auto Manufacturers — 0.1%
Allison Transmission Inc., 5.88%, 06/01/29 (Call 06/01/24)(a)	2	2,137
Ford Motor Co., 5.29%, 12/08/46 (Call 06/08/46)	5	5,646
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27 (Call 07/01/27)(a)	10	9,565
		17,348
Auto Parts & Equipment — 0.1%
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)	9	9,822

Banks — 4.9%
Bank of America Corp.
4.45%, 03/03/26	45	49,518
Series L, 3.95%, 04/21/25	50	53,649
Canadian Imperial Bank of Commerce, 1.25%, 06/22/26 (Call 05/22/26)	25	24,305
Citigroup Inc.
3.40%, 05/01/26	50	53,780
4.40%, 06/10/25	70	76,023
8.13%, 07/15/39	5	8,549
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/28/24)	20	20,606
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)	30	31,950
3.85%, 01/26/27 (Call 01/26/26)	65	69,668
HSBC Holdings PLC, 4.30%, 03/08/26	200	219,282
Intesa Sanpaolo SpA, 5.71%, 01/15/26(a)	10	11,085
JPMorgan Chase & Co., 3.90%, 07/15/25 (Call 04/15/25)	110	118,818
Morgan Stanley
3.13%, 07/27/26	15	15,893
3.63%, 01/20/27	70	75,759
4.00%, 07/23/25	15	16,272
SVB Financial Group, 2.10%, 05/15/28 (Call 03/15/28)	10	9,978
Wells Fargo & Co.
3.00%, 02/19/25	55	57,386
4.15%, 01/24/29 (Call 10/24/28)	55	61,430
		973,951
Beverages — 1.1%
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28 (Call 01/13/28)	55	61,559
4.75%, 01/23/29 (Call 10/23/28)	50	58,291
5.45%, 01/23/39 (Call 07/23/38)	5	6,553
Constellation Brands Inc., 3.15%, 08/01/29 (Call 05/01/29)	20	21,089
Keurig Dr Pepper Inc.
4.42%, 05/25/25 (Call 03/25/25)	25	27,335
4.60%, 05/25/28 (Call 02/25/28)	45	51,419
		226,246
Biotechnology — 1.0%
Amgen Inc., 4.40%, 05/01/45 (Call 11/01/44)	5	6,011
Gilead Sciences Inc.
3.65%, 03/01/26 (Call 12/01/25)	120	129,301
4.80%, 04/01/44 (Call 10/01/43)	5	6,292
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	40	39,242
1.75%, 09/02/27 (Call 07/02/27)	20	19,552
3.35%, 09/02/51 (Call 03/02/51)	5	4,862
		205,260
Building Materials — 0.6%
Builders FirstSource Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)	5	5,263

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials (continued)
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	$50	$51,120
2.49%, 02/15/27 (Call 12/15/26)	25	25,569
Eagle Materials Inc., 2.50%, 07/01/31 (Call 04/01/31)	5	4,938
Masco Corp., 1.50%, 02/15/28 (Call 12/15/27)	15	14,443
Vulcan Materials Co., 3.50%, 06/01/30 (Call 03/01/30)	15	16,260
		117,593
Chemicals — 0.9%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(a)	3	3,113
DuPont de Nemours Inc.
4.49%, 11/15/25 (Call 09/15/25)	40	44,244
4.73%, 11/15/28 (Call 08/15/28)	15	17,478
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	30	33,307
LYB International Finance BV, 4.88%, 03/15/44 (Call 09/15/43)	5	6,221
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	25	26,920
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	10	9,873
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	30	33,909
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 12/31/21)(a)	3	3,053
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 12/31/21)(a)	5	5,055
		183,173
Commercial Services — 1.1%
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(a)	2	1,926
APX Group Inc., 6.75%, 02/15/27 (Call 02/15/23)(a)	2	2,079
Block Financial LLC, 2.50%, 07/15/28 (Call 05/15/28)	10	9,995
Brink’s Co. (The), 4.63%, 10/15/27 (Call 10/15/22)(a)	5	5,100
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(a)	3	3,109
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	55	53,305
3.20%, 08/15/29 (Call 05/15/29)	30	31,064
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)	5	5,288
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	25	25,769
RELX Capital Inc., 4.00%, 03/18/29 (Call 12/18/28)	30	33,352
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(a)	3	3,076
Sabre GLBL Inc., 7.38%, 09/01/25 (Call 09/01/22)(a)	5	5,175
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)	45	46,688
4.88%, 01/15/28 (Call 01/15/23)	2	2,095
		228,021
Computers — 0.8%
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	15	14,661
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(a)	3	2,966
HP Inc.
2.20%, 06/17/25 (Call 05/17/25)	35	35,791
2.65%, 06/17/31 (Call 03/17/31)(a)	10	9,880
3.40%, 06/17/30 (Call 03/17/30)	20	21,006
6.00%, 09/15/41	5	6,671
Leidos Inc.
2.30%, 02/15/31 (Call 11/15/30)	15	14,528
3.63%, 05/15/25 (Call 04/15/25)	10	10,661
4.38%, 05/15/30 (Call 02/15/30)	20	22,459
Teledyne FLIR LLC, 2.50%, 08/01/30 (Call 05/01/30)	5	5,021

Security	Par (000)	Value

Computers (continued)
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(a)	$3	$3,202
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)	5	5,400
		152,246
Cosmetics & Personal Care — 0.0%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(a)	2	2,038

Diversified Financial Services — 1.5%
Brookfield Finance Inc.
4.35%, 04/15/30 (Call 01/15/30)	40	45,379
4.70%, 09/20/47 (Call 03/20/47)	5	6,193
Capital One Financial Corp.
3.75%, 03/09/27 (Call 02/09/27)	30	32,479
3.80%, 01/31/28 (Call 12/31/27)	30	32,841
4.25%, 04/30/25 (Call 03/31/25)	20	21,726
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	45	46,279
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(a)	3	2,998
Discover Financial Services, 4.10%, 02/09/27 (Call 11/09/26)	40	43,577
goeasy Ltd., 5.38%, 12/01/24 (Call 12/31/21)(a)	2	2,049
Nationstar Mortgage Holdings Inc., 5.13%, 12/15/30 (Call 12/15/25)(a)	3	2,884
OneMain Finance Corp., 7.13%, 03/15/26	6	6,744
PennyMac Financial Services Inc., 5.75%, 09/15/31 (Call 09/15/26)(a)	2	1,944
Synchrony Financial, 3.95%, 12/01/27 (Call 09/01/27)	50	53,981
		299,074
Electric — 3.6%
Avangrid Inc.
3.20%, 04/15/25 (Call 03/15/25)	35	36,937
3.80%, 06/01/29 (Call 03/01/29)	20	22,008
Commonwealth Edison Co., 3.00%, 03/01/50 (Call 09/01/49)	5	5,170
Connecticut Light & Power Co. (The), 4.00%, 04/01/48 (Call 10/01/47)	5	6,220
Consolidated Edison Co. of New York Inc., 3.60%, 06/15/61 (Call 12/15/60)	10	10,892
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	15	14,827
Series C, 3.38%, 04/01/30 (Call 01/01/30)	35	37,154
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	20	19,655
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	50	49,608
3.15%, 08/15/27 (Call 05/15/27)	15	15,762
Duke Energy Indiana LLC, 2.75%, 04/01/50 (Call 10/01/49)	15	14,515
Emera U.S. Finance LP, 3.55%, 06/15/26 (Call 03/15/26)	30	32,108
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	20	20,816
Evergy Kansas Central Inc., 3.45%, 04/15/50 (Call 10/15/49)	5	5,482
Exelon Corp., 4.05%, 04/15/30 (Call 01/15/30)	30	33,625
Exelon Generation Co. LLC, 3.25%, 06/01/25 (Call 05/01/25)	40	42,037
FirstEnergy Corp., Series C, 3.40%, 03/01/50 (Call 09/01/49)	3	2,970
Florida Power & Light Co., 3.95%, 03/01/48 (Call 09/01/47)	5	6,119
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	45	47,095
NextEra Energy Capital Holdings Inc.
2.75%, 05/01/25 (Call 12/22/21)	25	26,030
3.55%, 05/01/27 (Call 02/01/27)	50	53,970
NRG Energy Inc., 5.75%, 01/15/28 (Call 01/15/23)	3	3,135
PG&E Corp., 5.00%, 07/01/28 (Call 07/01/23)	5	5,150
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30 (Call 07/01/30)	20	19,133
Series WWW, 2.95%, 08/15/51 (Call 02/15/51)	5	5,103
Sempra Energy, 3.40%, 02/01/28 (Call 11/01/27)	35	37,285

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
4.00%, 04/01/47 (Call 10/01/46)	$5	$5,569
Series B, 4.88%, 03/01/49 (Call 09/01/48)	5	6,225
Series E, 3.70%, 08/01/25 (Call 06/01/25)	35	37,589
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	40	42,363
4.40%, 07/01/46 (Call 01/01/46)	12	14,162
Series A, 3.70%, 04/30/30 (Call 01/30/30)	20	21,682
Southwestern Electric Power Co., Series N, 1.65%, 03/15/26 (Call 02/15/26)	15	14,927
Vistra Operations Co. LLC, 5.63%, 02/15/27 (Call 02/15/22)(a)	2	2,054
		717,377
Electronics — 0.4%
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)	20	19,863
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 08/09/22)(a)	20	19,843
1.75%, 08/09/26 (Call 07/09/26)(a)	15	14,654
2.38%, 08/09/28 (Call 06/09/28)(a)	15	14,667
2.65%, 08/09/31 (Call 05/09/31)(a)	10	9,681
		78,708
Energy - Alternate Sources — 0.0%
Renewable Energy Group Inc., 5.88%, 06/01/28 (Call 06/01/24)(a)	2	2,035

Engineering & Construction — 0.0%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	5	5,359

Entertainment — 0.1%
AMC Entertainment Holdings Inc., 10.50%, 04/15/25 (Call 04/15/22)(a)	2	2,101
Caesars Entertainment Inc., 6.25%, 07/01/25 (Call 07/01/22)(a)	6	6,238
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management
Corp./Millennium Op, 5.50%, 05/01/25 (Call 05/01/22)(a)	5	5,164
Live Nation Entertainment Inc., 6.50%, 05/15/27 (Call 05/15/23)(a)	5	5,420
		18,923
Environmental Control — 0.2%
GFL Environmental Inc., 3.50%, 09/01/28 (Call 03/01/28)(a)	5	4,844
Republic Services Inc., 3.95%, 05/15/28 (Call 02/15/28)	20	22,198
Stericycle Inc., 5.38%, 07/15/24 (Call 12/16/21)(a)	3	3,069
		30,111
Food — 1.3%
Campbell Soup Co.
3.95%, 03/15/25 (Call 01/15/25)	20	21,491
4.15%, 03/15/28 (Call 12/15/27)	25	27,821
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	20	22,166
4.85%, 11/01/28 (Call 08/01/28)	30	34,853
General Mills Inc., 4.20%, 04/17/28 (Call 01/17/28)	30	33,784
JM Smucker Co. (The), 3.50%, 03/15/25	25	26,632
Kraft Heinz Foods Co., 4.88%, 10/01/49 (Call 04/01/49)	15	18,687
Pilgrim’s Pride Corp., 5.88%, 09/30/27 (Call 09/30/22)(a)	3	3,150
Post Holdings Inc., 5.75%, 03/01/27 (Call 03/01/22)(a)	2	2,060
Sysco Corp.
5.65%, 04/01/25 (Call 03/01/25)	20	22,536
5.95%, 04/01/30 (Call 01/01/30)	15	18,808
6.60%, 04/01/50 (Call 10/01/49)	5	7,854
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	20	21,715
		261,557

Security	Par (000)	Value

Forest Products & Paper — 0.0%
Pearl Merger Sub Inc., 6.75%, 10/01/28 (Call 10/01/24)(a)	$3	$3,017

Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27 (Call 02/20/27)	5	5,400
National Fuel Gas Co., 2.95%, 03/01/31 (Call 12/01/30)	15	15,178
NiSource Inc.
2.95%, 09/01/29 (Call 06/01/29)	60	62,177
4.38%, 05/15/47 (Call 11/15/46)	10	12,042
		94,797
Health Care - Products — 1.1%
Boston Scientific Corp.
3.75%, 03/01/26 (Call 01/01/26)	20	21,549
4.00%, 03/01/29 (Call 12/01/28)	20	22,369
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	30	31,917
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	45	47,704
Thermo Fisher Scientific Inc., 4.13%, 03/25/25 (Call 12/03/21)	25	27,063
Zimmer Biomet Holdings Inc.
3.55%, 04/01/25 (Call 01/01/25)	45	47,756
3.55%, 03/20/30 (Call 12/20/29)	20	21,750
		220,108
Health Care - Services — 1.2%
Anthem Inc., 4.10%, 03/01/28 (Call 12/01/27)	60	66,892
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	45	49,460
4.50%, 02/15/27 (Call 08/15/26)	20	22,002
5.13%, 06/15/39 (Call 12/15/38)	10	12,335
5.50%, 06/15/47 (Call 12/15/46)	5	6,586
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	5	5,267
4.95%, 10/01/44 (Call 04/01/44)	5	6,491
Laboratory Corp. of America Holdings, 1.55%, 06/01/26 (Call 05/01/26)	50	49,449
Molina Healthcare Inc., 5.38%, 11/15/22 (Call 12/01/21)	5	5,166
Tenet Healthcare Corp., 6.25%, 02/01/27 (Call 02/01/22)(a)	5	5,181
Universal Health Services Inc., 1.65%, 09/01/26 (Call 08/01/26)(a)	20	19,621
		248,450
Holding Companies - Diversified — 1.2%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)	35	36,036
3.88%, 01/15/26 (Call 12/15/25)	40	42,105
FS KKR Capital Corp., 3.40%, 01/15/26 (Call 12/15/25)	65	66,277
Goldman Sachs BDC Inc., 2.88%, 01/15/26 (Call 12/15/25)	20	20,442
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27 (Call 11/15/26)	5	5,072
Owl Rock Capital Corp.
2.88%, 06/11/28 (Call 04/11/28)	30	29,310
3.75%, 07/22/25 (Call 06/22/25)	40	41,541
		240,783
Home Builders — 0.3%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27 (Call 09/15/22)(a)	2	2,070
DR Horton Inc., 1.40%, 10/15/27 (Call 08/15/27)	10	9,655
Lennar Corp., 4.75%, 11/29/27 (Call 05/29/27)	20	22,730
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	20	20,839
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	3	3,116
		58,410

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance — 1.3%
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)	$100	$103,471
Aon Corp., 3.75%, 05/02/29 (Call 02/02/29)	15	16,460
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	10	10,521
Everest Reinsurance Holdings Inc., 3.50%, 10/15/50 (Call 04/15/50)	5	5,317
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30 (Call 01/29/30)	15	16,832
Fidelity National Financial Inc., 2.45%, 03/15/31 (Call 12/15/30)	15	14,856
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	15	14,596
Jackson Financial Inc., 4.00%, 11/23/51 (Call 05/23/51)(a)	10	9,999
Manulife Financial Corp., 4.15%, 03/04/26	25	27,590
Markel Corp., 3.45%, 05/07/52 (Call 11/07/51)	5	5,314
Marsh & McLennan Companies Inc., 4.38%, 03/15/29 (Call 12/15/28)	35	39,895
		264,851
Internet — 0.6%
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	35	40,961
Expedia Group Inc., 4.63%, 08/01/27 (Call 05/01/27)	50	55,851
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)	2	2,005
Netflix Inc., 6.38%, 05/15/29	3	3,723
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	2	2,097
Uber Technologies Inc., 7.50%, 09/15/27 (Call 09/15/22)(a)	5	5,425
		110,062
Iron & Steel — 0.0%
Cleveland-Cliffs Inc., 5.88%, 06/01/27 (Call 06/01/22)	5	5,162
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)	3	3,230
		8,392
Leisure Time — 0.2%
Brunswick Corp., 2.40%, 08/18/31 (Call 05/18/31)	15	14,401
Carnival Corp.
7.63%, 03/01/26 (Call 03/01/24)(a)	3	3,077
10.50%, 02/01/26 (Call 08/01/23)(a)	4	4,560
NCL Corp. Ltd., 10.25%, 02/01/26 (Call 08/01/23)(a)	3	3,435
Royal Caribbean Cruises Ltd., 9.13%, 06/15/23 (Call 03/15/23)(a)	5	5,303
		30,776
Lodging — 0.4%
Marriott International Inc./MD
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	15	16,929
Series HH, 2.85%, 04/15/31 (Call 01/15/31)	50	50,218
Travel + Leisure Co., 6.63%, 07/31/26 (Call 04/30/26)(a)	3	3,246
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 03/01/25 (Call 12/01/24)(a)	6	6,008
		76,401
Machinery — 0.5%
Flowserve Corp., 3.50%, 10/01/30 (Call 07/01/30)	10	10,402
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(a)	3	3,036
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	30	30,547
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26 (Call 08/15/26)	15	15,899
4.95%, 09/15/28 (Call 06/15/28)	30	34,129
		94,013
Manufacturing — 0.3%
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	15	15,398
General Electric Co., 5.88%, 01/14/38	5	7,137
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	20	21,272

Security	Par (000)	Value

Manufacturing (continued)
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	$15	$16,416
		60,223
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 01/15/34 (Call 01/15/28)(a)	1	962
Charter Communications Operating LLC/Charter Communications Operating Capital
4.20%, 03/15/28 (Call 12/15/27)	30	32,912
5.05%, 03/30/29 (Call 12/30/28)	25	28,856
5.38%, 04/01/38 (Call 10/01/37)	10	12,019
5.75%, 04/01/48 (Call 10/01/47)	5	6,296
6.48%, 10/23/45 (Call 04/23/45)	5	6,833
Comcast Corp.
2.99%, 11/01/63 (Call 05/01/63)(a)	5	4,831
4.25%, 10/15/30 (Call 07/15/30)	35	40,329
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., 5.88%, 08/15/27 (Call 08/15/23)(a)	5	5,088
DISH DBS Corp., 7.75%, 07/01/26	7	7,193
Fox Corp.
4.71%, 01/25/29 (Call 10/25/28)	50	57,137
5.48%, 01/25/39 (Call 07/25/38)	5	6,462
Time Warner Cable LLC, 6.75%, 06/15/39	10	13,711
		222,629
Mining — 0.2%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(a)	5	5,199
Compass Minerals International Inc., 6.75%, 12/01/27 (Call 12/01/22)(a)	5	5,106
FMG Resources August 2006 Pty Ltd., 5.13%, 05/15/24 (Call 02/15/24)(a)	3	3,161
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	3	3,210
Newmont Corp., 4.88%, 03/15/42 (Call 09/15/41)	5	6,303
Southern Copper Corp., 5.88%, 04/23/45	5	6,762
		29,741
Office & Business Equipment — 0.0%
Pitney Bowes Inc., 6.88%, 03/15/27 (Call 03/15/24)(a)	3	3,083

Oil & Gas — 0.8%
Antero Resources Corp., 7.63%, 02/01/29 (Call 02/01/24)(a)	4	4,386
Canadian Natural Resources Ltd., 3.85%, 06/01/27 (Call 03/01/27)	35	37,519
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(a)	2	1,977
ConocoPhillips Co., 6.95%, 04/15/29	35	46,054
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)(a)	10	10,842
EQT Corp., 6.63%, 02/01/25 (Call 01/01/25)	3	3,348
Matador Resources Co., 5.88%, 09/15/26 (Call 12/16/21)	5	5,071
Occidental Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)	5	5,345
7.88%, 09/15/31	5	6,513
Pioneer Natural Resources Co.
0.75%, 01/15/24 (Call 01/15/22)	20	19,851
1.13%, 01/15/26 (Call 12/15/25)	20	19,465
Range Resources Corp., 8.25%, 01/15/29 (Call 01/15/24)(a)	2	2,205
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27 (Call 04/15/22)	3	3,109
		165,685
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27 (Call 04/01/22)(a)	3	3,120

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 04/01/26 (Call 12/31/21)	$5	$5,088
		8,208
Pharmaceuticals — 2.2%
AbbVie Inc.
3.80%, 03/15/25 (Call 12/15/24)	65	69,476
4.25%, 11/14/28 (Call 08/14/28)	50	56,254
4.85%, 06/15/44 (Call 12/15/43)	5	6,318
AmerisourceBergen Corp., 3.45%, 12/15/27 (Call 09/15/27)	15	16,117
Bausch Health Americas Inc., 8.50%, 01/31/27 (Call 07/31/22)(a)	5	5,142
Bausch Health Companies Inc., 7.25%, 05/30/29 (Call 05/30/24)(a)	5	4,744
Becton Dickinson and Co., 3.70%, 06/06/27 (Call 03/06/27)	40	43,280
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	15	15,781
4.38%, 10/15/28 (Call 07/15/28)	20	22,660
4.50%, 02/25/26 (Call 11/27/25)	25	27,657
4.80%, 07/15/46 (Call 01/16/46)	10	12,647
CVS Health Corp.
4.10%, 03/25/25 (Call 01/25/25)	15	16,214
4.30%, 03/25/28 (Call 12/25/27)	110	123,857
4.78%, 03/25/38 (Call 09/25/37)	5	6,092
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	8	8,065
Zoetis Inc., 4.70%, 02/01/43 (Call 08/01/42)	10	12,755
		447,059
Pipelines — 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27 (Call 03/01/22)(a)	3	3,016
Enbridge Inc.
3.13%, 11/15/29 (Call 08/15/29)	25	26,164
4.25%, 12/01/26 (Call 09/01/26)	20	21,941
EnLink Midstream Partners LP, 4.15%, 06/01/25 (Call 03/01/25)	5	5,116
Enterprise Products Operating LLC
3.75%, 02/15/25 (Call 11/15/24)	30	32,014
5.10%, 02/15/45 (Call 08/15/44)	5	6,254
EQM Midstream Partners LP, 6.50%, 07/15/48 (Call 01/15/48).	3	3,482
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	60	66,610
5.55%, 06/01/45 (Call 12/01/44)	5	6,333
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	60	65,212
4.50%, 04/15/38 (Call 10/15/37)	10	11,098
4.88%, 06/01/25 (Call 03/01/25)	25	27,359
New Fortress Energy Inc., 6.75%, 09/15/25 (Call 09/15/22)(a)	5	4,801
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	45	46,885
4.55%, 07/15/28 (Call 04/15/28)	20	22,348
Sabine Pass Liquefaction LLC
5.00%, 03/15/27 (Call 09/15/26)	35	39,400
5.63%, 03/01/25 (Call 12/01/24)	45	50,176
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27 (Call 07/15/22)	3	3,191
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	35	38,923
4.25%, 05/15/28 (Call 02/15/28)	35	39,109
Western Midstream Operating LP, 6.50%, 02/01/50 (Call 08/01/49)	5	5,710

Security	Par (000)	Value

Pipelines (continued)
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	$65	$70,346
6.30%, 04/15/40	5	6,777
		602,265
Real Estate — 0.0%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	3	3,210
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 12/31/21)(a)	3	3,110
WeWork Companies Inc., 7.88%, 05/01/25(a)	3	2,932
		9,252
Real Estate Investment Trusts — 3.6%
American Tower Corp.
1.50%, 01/31/28 (Call 11/30/27)	35	33,330
2.75%, 01/15/27 (Call 11/15/26)	40	41,340
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(a)	2	1,900
Boston Properties LP, 4.50%, 12/01/28 (Call 09/01/28)	45	51,183
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	50	48,683
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR
Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)	5	5,139
Crown Castle International Corp.
3.65%, 09/01/27 (Call 06/01/27)	30	32,257
3.80%, 02/15/28 (Call 11/15/27)	50	54,402
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	20	21,845
3.70%, 08/15/27 (Call 05/15/27)	35	38,146
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)	15	14,644
2.15%, 07/15/30 (Call 04/15/30)	25	24,231
3.20%, 11/18/29 (Call 08/18/29)	25	26,168
3.40%, 02/15/52 (Call 08/15/51)	5	5,149
GLP Capital LP/GLP Financing II Inc.
5.25%, 06/01/25 (Call 03/01/25)	30	33,008
5.30%, 01/15/29 (Call 10/15/28)	20	22,825
Healthcare Trust of America Holdings LP, 2.00%, 03/15/31 (Call 12/15/30)	10	9,435
Healthpeak Properties Inc., 3.25%, 07/15/26 (Call 05/15/26)	20	21,366
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28 (Call 09/15/28)	15	14,881
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK
Finance Co-Issuer, 5.88%, 10/01/28 (Call 10/01/23)(a)	5	5,155
Realty Income Corp., 2.20%, 06/15/28 (Call 04/15/28)	10	10,092
Service Properties Trust, 4.35%, 10/01/24 (Call 09/01/24)	5	4,877
Simon Property Group LP
2.00%, 09/13/24 (Call 06/13/24)	20	20,414
3.38%, 12/01/27 (Call 09/01/27)	35	37,615
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	40	40,062
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC, 6.50%, 02/15/29 (Call 02/15/24)(a)	5	4,807
Ventas Realty LP
2.50%, 09/01/31 (Call 06/01/31)	10	9,879
4.40%, 01/15/29 (Call 10/15/28)	20	22,551
Welltower Inc., 4.13%, 03/15/29 (Call 12/15/28)	20	22,291
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	35	39,260

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.00%, 04/15/30 (Call 01/15/30)	$10	$11,216
XHR LP, 6.38%, 08/15/25 (Call 08/15/22)(a)	2	2,085
		730,236
Retail — 1.0%
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)	15	16,771
Bath & Body Works Inc., 6.88%, 11/01/35	5	6,003
Bed Bath & Beyond Inc., 5.17%, 08/01/44 (Call 02/01/44)	2	1,755
Dave & Buster’s Inc., 7.63%, 11/01/25 (Call 11/01/22)(a)	2	2,120
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	20	21,550
4.20%, 05/15/28 (Call 02/15/28)	30	33,576
Lowe’s Companies Inc., 4.00%, 04/15/25 (Call 03/15/25)	15	16,254
Macy’s Retail Holdings LLC, 2.88%, 02/15/23 (Call 11/15/22)	3	3,046
McDonald’s Corp., 3.30%, 07/01/25 (Call 06/01/25)	35	37,265
Walgreens Boots Alliance Inc., 3.45%, 06/01/26 (Call 03/01/26)	60	63,752
		202,092
Semiconductors — 1.9%
Broadcom Inc.
4.70%, 04/15/25 (Call 03/15/25)	50	54,988
4.75%, 04/15/29 (Call 01/15/29)	65	73,757
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)	10	9,935
2.45%, 04/15/28 (Call 02/15/28)(a)	20	20,135
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)	45	46,743
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	20	21,900
4.66%, 02/15/30 (Call 11/15/29)	30	34,232
NXP BV/NXP Funding LLC, 4.88%, 03/01/24 (Call 02/01/24)(a)	10	10,754
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30 (Call 02/01/30)(a)	40	42,654
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	35	36,967
Skyworks Solutions Inc.
1.80%, 06/01/26 (Call 05/01/26)	10	9,990
3.00%, 06/01/31 (Call 03/01/31)	10	10,139
		372,194
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28 (Call 06/16/28)(a)	30	29,526
3.84%, 05/01/25 (Call 04/01/25)	10	10,634
		40,160
Software — 2.1%
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	20	20,619
Fidelity National Information Services Inc., 1.65%, 03/01/28 (Call 01/01/28)	30	28,936
Fiserv Inc., 3.50%, 07/01/29 (Call 04/01/29)	70	74,592
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	45	46,319
2.80%, 04/01/27 (Call 02/01/27)	125	129,509
4.38%, 05/15/55 (Call 11/15/54)	10	11,485
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	30	33,702
VMware Inc.
3.90%, 08/21/27 (Call 05/21/27)	45	49,032
4.50%, 05/15/25 (Call 04/15/25)	15	16,397
		410,591
Telecommunications — 3.5%
AT&T Inc.
3.65%, 09/15/59 (Call 03/15/59)	5	5,061
3.80%, 02/15/27 (Call 11/15/26)	25	27,078

Security	Par (000)	Value

Telecommunications (continued)
4.30%, 02/15/30 (Call 11/15/29)	$70	$79,004
4.35%, 03/01/29 (Call 12/01/28)	35	39,435
4.85%, 03/01/39 (Call 09/01/38)	5	6,004
5.65%, 02/15/47 (Call 08/15/46)	5	6,689
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(a)	5	5,175
Corning Inc., 5.45%, 11/15/79 (Call 05/19/79)	5	6,829
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	35	51,195
Embarq Corp., 8.00%, 06/01/36	5	5,481
Hughes Satellite Systems Corp., 6.63%, 08/01/26	5	5,550
Lumen Technologies Inc., Series U, 7.65%, 03/15/42	2	2,152
Motorola Solutions Inc., 2.30%, 11/15/30 (Call 08/15/30)	45	44,146
Orange SA, 9.00%, 03/01/31	30	46,149
Sprint Capital Corp., 8.75%, 03/15/32	5	7,392
Sprint Corp., 7.63%, 02/15/25 (Call 11/15/24)	3	3,435
Telesat Canada/Telesat LLC, 5.63%, 12/06/26 (Call 12/06/23)(a)	6	5,505
T-Mobile USA Inc.
3.50%, 04/15/25 (Call 03/15/25)	26	27,504
3.60%, 11/15/60 (Call 05/15/60)(a)	2	1,990
3.75%, 04/15/27 (Call 02/15/27)	45	48,380
3.88%, 04/15/30 (Call 01/15/30)	43	46,734
Verizon Communications Inc.
4.02%, 12/03/29 (Call 09/03/29)	15	16,819
4.27%, 01/15/36	20	23,498
4.33%, 09/21/28	95	108,202
ViaSat Inc., 5.63%, 09/15/25 (Call 12/13/21)(a)	5	5,053
Vodafone Group PLC, 4.38%, 05/30/28	70	79,068
		703,528
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	40	43,976

Transportation — 0.6%
Canadian Pacific Railway Co., 6.13%, 09/15/2115 (Call 03/15/15)	5	7,562
CSX Corp., 4.25%, 03/15/29 (Call 12/15/28)	40	45,667
FedEx Corp.
4.25%, 05/15/30 (Call 02/15/30)	20	22,876
4.40%, 01/15/47 (Call 07/15/46)	15	17,635
Union Pacific Corp.
3.75%, 02/05/70 (Call 08/05/69)	5	5,817
3.95%, 09/10/28 (Call 06/10/28)	20	22,415
		121,972
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25 (Call 12/31/21)(a)	5	5,096

Total Corporate Bonds & Notes — 48.9%
(Cost: $9,875,950)		9,802,817

U.S. Government & Agency Obligations
Mortgage-Backed Securities — 28.7%
Federal Home Loan Mortgage Corp.
1.50%, 12/16/36(b)	150	150,785
2.00%, 11/01/35	86	89,009
2.00%, 12/16/36(b)	200	205,070
2.00%, 08/01/50	338	338,448
2.00%, 07/25/51(b)	50	49,930
2.50%, 07/25/51(b)	75	76,699

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
Federal National Mortgage Association
2.50%, 11/01/51	$50	$51,298
4.00%, 01/14/52(b)	25	26,639
Freddie Mac Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23 (Call 07/25/23)(c)	50	51,687
Series K043, Class A2, 3.06%, 12/25/24 (Call 12/25/24)	50	52,699
Series K081, Class A2, 3.90%, 08/25/28 (Call 08/25/28)(c)	30	34,286
Series K108, Class A2, 1.52%, 03/25/30 (Call 03/25/30)	16	15,790
Series K123, Class A2, 1.62%, 12/25/30 (Call 12/25/30)	47	46,299
Government National Mortgage Association
2.00%, 12/20/51(b)	250	253,242
2.50%, 12/20/51(b)	275	282,541
3.00%, 07/20/49(b)	50	51,756
3.00%, 12/20/51(b)	250	259,199
3.50%, 12/20/51(b)	200	208,891
4.00%, 12/20/51(b)	175	184,789
Uniform Mortgage-Backed Securities
1.50%, 12/13/51(b)	175	169,176
2.00%, 12/13/51(b)	675	675,527
2.50%, 12/16/35(b)	175	181,438
2.50%, 12/13/51(b)	650	666,352
3.00%, 12/16/36(b)	200	209,223
3.00%, 12/13/51(b)	525	545,139
3.50%, 12/13/51(b)	400	420,531
4.00%, 12/13/51(b)	425	452,891
		5,749,334
U.S. Government Obligations — 20.8%
U.S. Treasury Note/Bond
0.63%, 05/15/30	260	244,045
1.13%, 02/15/31	70	68,335
1.13%, 05/15/40	150	133,043
1.13%, 08/15/40	250	221,035
1.25%, 08/15/31	240	236,137
1.25%, 05/15/50	190	166,168
1.38%, 11/15/31	300	298,172
1.38%, 11/15/40	200	184,422
1.38%, 08/15/50	250	225,615
1.63%, 05/15/31	100	101,937
1.63%, 11/15/50	324	310,673
1.75%, 08/15/41	260	255,247
1.88%, 02/15/41	325	326,054
1.88%, 02/15/51	300	305,016
2.00%, 02/15/50	110	114,933
2.00%, 08/15/51	90	94,247
2.25%, 05/15/41	50	53,219
2.25%, 08/15/46	100	108,039
2.38%, 05/15/29	150	160,611
2.50%, 02/15/45	100	112,035
2.50%, 02/15/46	100	112,738
2.50%, 05/15/46	100	112,883
2.63%, 02/15/29	150	162,943
2.88%, 08/15/45	50	59,850
		4,167,397
Total U.S. Government & Agency Obligations — 49.5%
(Cost: $9,828,961)		9,916,731

Security	Shares/ Par (000)	Value

Short-Term Investments
Money Market Funds — 26.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)	5,186	$5,187,586
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	100	100,000
		5,287,586
Total Short-Term Investments — 26.4%
(Cost: $5,288,098)		5,287,586

Total Investments Before TBA Sales Commitments — 125.9%
(Cost: $25,206,744)		25,219,856

TBA Sales Commitments(b)
Mortgage-Backed Securities — (2.5)%
Government National Mortgage Association, 3.00%, 12/20/51	$(50)	(51,840)
Uniform Mortgage-Backed Securities
1.50%, 12/13/51	(25)	(24,168)
2.00%, 12/13/51	(50)	(50,039)
2.50%, 12/16/35	(25)	(25,920)
2.50%, 12/13/51	(75)	(76,887)
3.00%, 12/16/36	(25)	(26,153)
3.00%, 12/13/51	(50)	(51,918)
3.50%, 12/13/51	(75)	(78,849)
4.00%, 12/13/51	(100)	(106,562)
		(492,336)
Total TBA Sales Commitments — (2.5)%
(Proceeds: $(491,395))		(492,336)

Total Investments, Net of TBA Sales Commitments — 123.4%
(Cost: $24,715,349)		24,727,520

Other Assets, Less Liabilities — (23.4)%		(4,690,311)

Net Assets — 100.0%		$20,037,209

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents or includes a TBA transaction.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® USD Bond Factor ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/12/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$5,188,108	(b)	$—	$(10)	$(512)	$5,187,586	5,186	$581	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	100,000	(b)	—	—	—	100,000	100	1	—
					$(10)	$(512)	$5,287,586		$582	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$212,722	$—	$212,722
Corporate Bonds & Notes	—	9,802,817	—	9,802,817
U.S. Government & Agency Obligations	—	9,916,731	—	9,916,731
Money Market Funds	5,287,586	—	—	5,287,586
	5,287,586	19,932,270	—	25,219,856
Liabilities
TBA Sales Commitments	—	(492,336)	—	(492,336)
	$5,287,586	$19,439,934	$—	$24,727,520

Portfolio Abbreviations - Fixed Income

REIT	Real Estate Investment Trust
TBA	To-Be-Announced